Segments - Schedule of Information by Segment (Details)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Information by Segment [Line Items]
Revenues	$ 20,080,135	¥ 136,763,790	¥ 188,240,855
Cost of revenues	14,402,041	98,090,858	136,145,659
Gross profit	5,678,094	38,672,932	52,095,196
Operating Segments [Member]
Schedule of Information by Segment [Line Items]
Revenues	20,080,135	136,763,790	188,240,855
Cost of revenues	14,402,041	98,090,858	136,145,659
Gross profit	5,678,094	38,672,932	52,095,196
Depreciation and amortization	277,492	1,889,970	3,863,369
Total capital expenditures	$ 0	0	4,956
Operating Segments [Member] | AR advertising services [Member]
Schedule of Information by Segment [Line Items]
Revenues		136,763,790	188,240,855
Cost of revenues		98,090,858	136,145,659
Gross profit		38,672,932	52,095,196
Depreciation and amortization		1,889,970	3,863,369
Total capital expenditures		¥ 0	¥ 4,956